FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

22.  FAIR VALUE MEASUREMENT

As of December 31, 2024, the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement
		at December 31, 2024
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	859	—	859	—
Cryptocurrency assets	9,581	9,581	—	—

Total Assets	10,440	9,581	859	—

As of December 31, 2025, the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement
		at December 31, 2025
		Quoted prices
		in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets*	404	—	404	—
Cryptocurrency assets	6,978	6,978	—	—

Total Assets	7,382	6,978	404	—
*

Derivative assets are related to the accumulator and decumulator agreements in which the Company would purchase or pay out certain cryptocurrencies over the terms. The fair value of derivative assets not settled as of December 31, 2024 and 2025 were US$859 and US$404, respectively.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on a nonrecurring basis only if they were determined to be impaired. The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value when an impairment charge is recognized.